Consolidated Balance Sheets (USD $)	Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash	$ 7,325,017	[1]	$ 29,336,241	[1]
Pledged bank deposits	156,318,066	[2]	98,053,146	[2]
Bills receivable	1,574,000	[3]	9,194,513	[3]
Accounts receivable	2,226,288	[4]	0	[4]
Inventories	38,945,968	[5]	86,831,556	[5]
Prepayments to suppliers	15,781,294	[6]	14,071,219	[6]
Income tax receivable	0		0
Consumption tax refund receivable	55,809,560	[7]	39,144,688	[7]
Amounts due from related parties	39,350	[8]	5,332,193	[8]
Other current assets	45,978,428	[9]	28,608,833	[9]
Deferred income tax assets	37,348	[10]	469,914	[10]
Total current assets	324,035,319		311,042,303
Property, plant and equipment, net	190,867,621	[11]	129,781,304	[11]
Intangible assets, net	978,503	[12]	1,045,466	[12]
Land use rights	11,068,762	[13]	11,099,875	[13]
VAT recoverable	2,893,635	[9]	0	[9]
Total assets	529,843,840		452,968,948
Current liabilities:
Short-term bank borrowings	225,969,421	[14]	135,768,634	[14]
Bills payable	63,550,250	[3]	60,224,900	[3]
Current portion of long-term bank borrowings	15,740,000	[15]	17,445,500	[15]
Accounts payable	97,588,137		92,225,936
Advances from customers	7,821,623	[4]	10,479,217	[4]
Accrued expenses and other payables	30,287,946	[16]	18,205,110	[16]
Income taxes payable	186,326	[17]	10,699,778	[17]
Dividends payable	2,381,759		234,393
Amounts due to related parties	621,077	[18]	115,535	[18]
Total current liabilities	444,146,539		345,399,003
Long-term bank borrowings	0	[15]	15,170,000	[15]
Total liabilities	444,146,539		360,569,003
Series B convertible preferred stock: Par value: $0.001; Authorized: 8,000,000 shares 6% cumulative dividend, Issued and outstanding: 5,333,340 shares in 2011 and 5,400,010 in 2010, Liquidation preference of $20,000,000 in 2011 and 20,250,000 In 2010.	16,451,552	[19]	16,701,565	[19]
Commitments and contingencies	0	[20]	0	[20]
Stockholders’ equity:
Common stock: Par value:$0.001; Authorized: 100,000,000 shares; Issued and outstanding: 57,646,160 shares in 2011 and 57,577,840 shares in 2010	57,646	[21]	57,578	[21]
Additional paid-in capital	49,198,278		47,012,061
Statutory reserve	3,744,304	[22]	3,075,356	[22]
Accumulated other comprehensive income	6,545,811		3,310,416
Retained earnings (deficit)	9,699,710		22,242,969
Total stockholders’ equity	69,245,749		75,698,380
Total liabilities and stockholders' equity	$ 529,843,840		$ 452,968,948

[1]	Note 2(d)
[2]	Note 2(e)
[3]	Note 2(j)
[4]	Note 12
[5]	Note 3
[6]	Note 4
[7]	Note 5
[8]	Note 24
[9]	Note 6
[10]	Note 20
[11]	Note 7
[12]	Note 8
[13]	Note 9
[14]	Note 10
[15]	Note 11
[16]	Note 13
[17]	Note 21
[18]	Note 25
[19]	Note 14
[20]	Note 19
[21]	Note 15
[22]	Note 18